Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$539,718.86

Principal:
Principal Collections	$8,280,649.00
Prepayments in Full	$3,688,298.23
Liquidation Proceeds	$87,116.32
Recoveries	$33,794.94
Sub Total	$12,089,858.49
Collections	$12,629,577.35

Purchase Amounts:
Purchase Amounts Related to Principal	$217,423.07
Purchase Amounts Related to Interest	$1,361.57
Sub Total	$218,784.64

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,848,361.99

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,848,361.99
Servicing Fee	$119,186.24	$119,186.24	$0.00	$0.00	$12,729,175.75
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,729,175.75
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,729,175.75
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,729,175.75
Interest - Class A-4 Notes	$31,184.06	$31,184.06	$0.00	$0.00	$12,697,991.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,697,991.69
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$12,660,166.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,660,166.27
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$12,630,348.27
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,630,348.27
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$12,589,567.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,589,567.77
Regular Principal Payment	$12,165,422.16	$12,165,422.16	$0.00	$0.00	$424,145.61
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$424,145.61
Residual Released to Depositor	$0.00	$424,145.61	$0.00	$0.00	$0.00
Total		$12,848,361.99

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,165,422.16
Total					$12,165,422.16
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,165,422.16	$113.86	$31,184.06	$0.29	$12,196,606.22	$114.15
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$12,165,422.16	$9.06	$139,607.98	$0.10	$12,305,030.14	$9.16

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$47,975,480.29	0.4489984	$35,810,058.13	0.3351433
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$140,065,480.29	0.1043676	$127,900,058.13	0.0953027

Pool Information
Weighted Average APR	4.353%	4.381%
Weighted Average Remaining Term	20.89	20.15
Number of Receivables Outstanding	17,368	16,588
Pool Balance	$143,023,486.31	$130,543,379.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$140,065,480.29	$127,900,058.13
Pool Factor	0.1056767	0.0964554

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$2,643,321.67
Targeted Overcollateralization Amount	$2,643,321.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,643,321.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$206,619.89
(Recoveries)		99	$33,794.94
Net Loss for Current Collection Period			$172,824.95
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.4500%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.2428%
Second Preceding Collection Period			0.4610%
Preceding Collection Period			(0.1083)%
Current Collection Period			1.5162%
Four Month Average (Current and Preceding Three Collection Periods)			0.5279%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,629	$8,942,560.86
(Cumulative Recoveries)			$1,584,198.76
Cumulative Net Loss for All Collection Periods			$7,358,362.10
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5437%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,931.86
Average Net Loss for Receivables that have experienced a Realized Loss			$1,589.62

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.78%	328	$3,630,517.74
61-90 Days Delinquent	0.22%	29	$287,417.27
91-120 Days Delinquent	0.13%	12	$170,705.84
Over 120 Days Delinquent	0.51%	51	$669,412.09
Total Delinquent Receivables	3.64%	420	$4,758,052.94

Repossession Inventory:
Repossessed in the Current Collection Period		15	$208,463.08
Total Repossessed Inventory		20	$276,889.66

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5014%
Preceding Collection Period			0.5527%
Current Collection Period			0.5546%
Three Month Average			0.5363%

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer